Supplementary Balance Sheet Information - Summary of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
Finished goods		$ 87	$ 16
Work in progress		1,064	1,542
Raw materials		7,410	4,964
Total inventories	$ 8,383	$ 8,561	$ 6,522